Shareholders' equity - Stock-based payments - Assumptions & Options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) EquityInstruments Y $ / shares shares	Dec. 31, 2017 USD ($) EquityInstruments Y shares	Dec. 31, 2016 USD ($) EquityInstruments Y $ / shares	Dec. 31, 2016 USD ($) EquityInstruments Y
Stock-based payments
Aggregate number of common shares | shares	5,700,876	5,700,876
Risk-free interest rate		1.65%		0.66%
Expected dividend yield		1.19%		1.54%
Expected price volatility of the Company's common shares		36.10%		37.70%
Expected life of the option | Y		5		5
Forfeiture rate		0.00%		0.00%
Weighted average life | Y	7.46	7.46
Stock options outstanding, beginning of year (in shares) | EquityInstruments		1,304,328		1,592,480
Granted (in shares) | EquityInstruments		97,789		263,568
Exercised (in shares) | EquityInstruments		(433,718)		(545,087)
Forfeited (in shares) | EquityInstruments		(12,796)		(6,633)
Stock options outstanding, end of the year (in shares) | EquityInstruments		955,603		1,304,328
Exercisable stock options, end of the year (in shares) | EquityInstruments	617,539	617,539	825,875	825,875
Stock options outstanding, beginning of year (in dollars per share)		$ 50.64		$ 46.67
Granted (in dollars per share)		100.10		75.45
Exercised (in dollars per share)		30.79		39.25
Forfeited (in dollars per share)		67.81		58.35
Stock options outstanding, end of the year (in dollars per share)		64.48		50.64
Exercisable stock options, end of the year (in dollars per share)	$ 55.88	$ 55.88	$ 39.72	39.72
Stock options
Stock-based payments
Period to issue common shares to single insider participant under compensation plan		1 year
Maximum percentage of common shares issued to single insider participant under compensation plan within one year	5.00%	5.00%
Term of options		10 years
Vesting period		3 years
Average fair value of options granted		$ 2,300,000		4,300,000
Weighted average fair value per stock option (in dollars per share) | $ / shares	$ 30.30		$ 21.78
Expenses related to stock options		3,100,000		2,300,000
Capitalized to royalty, stream and working interest, net	$ 500,000	500,000	$ 300,000	300,000
Total unrecognized non-cash stock-based compensation expense	$ 4,200,000	$ 4,200,000	$ 5,300,000	$ 5,300,000
Weighted average life | Y	1.4	1.4	1.4	1.4